Deposits - Maturities of Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
3 months or less	$ 186,194
Over 3 months through 6 months	114,979
Over 6 months through 12 months	146,315
Over 12 months	153,966
Total	$ 601,454